S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 03, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor, Conflicts of Interest [Table Text Block]	The Gores Group manages several investment vehicles. Funds managed by Gores or its affiliates may compete with us for acquisition opportunities. If these funds decide to pursue any such opportunity, we may be precluded from procuring such opportunities.